SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options | shares	6,565,231
Options and RSUs exercisable | shares	3,199,883
RSUs 0.0 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0.0
Exercise price, upper range limit	$ 0.00
RSUs outstanding | shares	99,449
Outstanding options, Weighted average exercise price	$ 0.00
Options and RSUs exercisable | shares	0
0.01-2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0.01
Exercise price, upper range limit	$ 2.00
Outstanding options | shares	2,899,240
Outstanding options, Weighted average remaining contractual life (years)	5 years 4 months 2 days
Outstanding options, Weighted average exercise price	$ 1.19
Options and RSUs exercisable | shares	83,332
Exercisable options, Remaining contractual life (in years)	5 years 4 months 2 days
Exercisable options, Weighted average exercise price	$ 1.15
2.01-4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	2.01
Exercise price, upper range limit	$ 4.00
Outstanding options | shares	537,188
Outstanding options, Weighted average remaining contractual life (years)	4 years 11 months 23 days
Outstanding options, Weighted average exercise price	$ 2.61
Options and RSUs exercisable | shares	240,394
Exercisable options, Remaining contractual life (in years)	4 years 11 months 9 days
Exercisable options, Weighted average exercise price	$ 2.87
4.01-6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	4.01
Exercise price, upper range limit	$ 6.00
Outstanding options | shares	1,090,830
Outstanding options, Weighted average remaining contractual life (years)	3 years 8 months 1 day
Outstanding options, Weighted average exercise price	$ 5.23
Options and RSUs exercisable | shares	1,000,809
Exercisable options, Remaining contractual life (in years)	3 years 4 months 10 days
Exercisable options, Weighted average exercise price	$ 5.27
6.01-8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	6.01
Exercise price, upper range limit	$ 8.00
Outstanding options | shares	46,500
Outstanding options, Weighted average remaining contractual life (years)	6 years 5 months 1 day
Outstanding options, Weighted average exercise price	$ 6.85
Options and RSUs exercisable | shares	38,179
Exercisable options, Remaining contractual life (in years)	6 years 4 months 10 days
Exercisable options, Weighted average exercise price	$ 6.91
8.01-10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	8.01
Exercise price, upper range limit	$ 10.00
Outstanding options | shares	970,440
Outstanding options, Weighted average remaining contractual life (years)	4 years 8 months 12 days
Outstanding options, Weighted average exercise price	$ 9.02
Options and RSUs exercisable | shares	915,585
Exercisable options, Remaining contractual life (in years)	4 years 7 months 2 days
Exercisable options, Weighted average exercise price	$ 9.02
10.01-14.29 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	10.01
Exercise price, upper range limit	$ 14.29
Outstanding options | shares	921,584
Outstanding options, Weighted average remaining contractual life (years)	4 years 29 days
Outstanding options, Weighted average exercise price	$ 12.43
Options and RSUs exercisable | shares	921,584
Exercisable options, Remaining contractual life (in years)	4 years 29 days
Exercisable options, Weighted average exercise price	$ 12.43